Commitments and Contingencies (Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 28, 2016	Sep. 30, 2016
Future Non Cancelable Commitment [Line Items]
2017	$ 15,604
2018	5,313
2019	894,872
2020	4,969
2021	306,674
Thereafter	110,909
Total	1,338,341
Asset Retirement Obligation (2)
Future Non Cancelable Commitment [Line Items]
2017	6,499
2018	0
2019	0
2020	0
2021	0
Thereafter	44,363
Total	50,862
Other
Future Non Cancelable Commitment [Line Items]
2017	7,428
2018	4,507
2019	4,389
2020	2,670
2021	2,244
Thereafter	17,991
Total	39,229
Revolving Credit Agreements
Future Non Cancelable Commitment [Line Items]
2017	0
2018	0
2019	888,250
2020	0
2021	0
Thereafter	0
Total	888,250
Senior Notes | 8.50% Senior Notes (1)
Future Non Cancelable Commitment [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	300,000
Thereafter	0
Total	$ 300,000
Debt instrument, interest rate (percent)	8.50%	8.50%
Senior Notes | 3.77% Senior Notes
Future Non Cancelable Commitment [Line Items]
2017	$ 1,677
2018	806
2019	2,233
2020	2,299
2021	4,430
Thereafter	48,555
Total	$ 60,000
Debt instrument, interest rate (percent)	3.77%		3.77%